[Sutherland Asbill & Brennan LLP Letterhead]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

October 7, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GE Investments Funds, Inc.
File No. 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity contracts and variable life insurance contracts (“contract owners”) indirectly invested in the Total Return Fund (the “Fund”), an investment portfolio of the Company, with respect to a number of proposals pertaining to the operation of the Fund.

Specifically, contract owners will be asked to provide voting instructions concerning the approval of: (1) an amendment to the Investment Advisory and Administration Agreement to increase the advisory fee rate paid by the Fund to GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser, and to reflect various additional responsibilities related to a fund with multiple sub-advisers; (2) a new Sub-Advisory Agreement with Urdang Securities Management, Inc. (“Urdang”), whereby Urdang will manage those assets of the Fund allocated by GEAM to be invested in real estate related investments; (3) the use of a “manager of managers” arrangement whereby GEAM, as the Fund’s investment adviser, under certain circumstances, will be able to hire and replace sub-advisers to the Fund without obtaining shareholder approval, and (4) the amendment, elimination or reclassification of certain fundamental investment policies of the Fund.

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq. JoonWon Choe, Esq. Joseph Carucci